                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

            Check here if Amendment [ ]; Amendment Number:
                                                           ---------

                        This Amendment (Check only one.):

                              / / is a restatement.

                         / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
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Address: 2100 McKinney Avenue, Suite 700
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         Dallas, Texas  75201
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Form 13F File Number: 28-
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        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 661-8112
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
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(Signature)

Dallas, Texas
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City, State)

March 31, 2005
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(Date)

Report Type (Check only one.):

     /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


     / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


     / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  23
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Form 13F Information Table Value Total:

$115,090 (thousands)
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List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None
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                           FORM 13F INFORMATION TABLE

           Column 1                  Column 2        Column 3     Column 4              Column 5               Column 6    Column 7
-------------------------------- ----------------- ------------- ----------- -------------------------------- ----------- ---------
        Name of Issuer            Title of class      CUSIP         Value     Shrs or    SH/PRN    Put/Call   Investment    Other
                                                                  (x$1000)   prn amnt                         discretion   Managers
-------------------------------- ----------------- ------------- ----------- ---------- ---------- ---------- ----------- ---------
Copano Energy LLC                Common Stock       217202100        8,459    296,805      SH                 SOLE
Genesis Energy LP                Common Stock       371927104        4,121    327,100      SH                 SOLE
Magellan Midstream Partners LP   Common Stock       559080106        4,976     84,815      SH                 SOLE
Northern Border Partners LP      Common Stock       664785102        2,264     47,000      SH                 SOLE
Plains All American Pipeline LP  Common Stock       726503105       35,869    950,413      SH                 SOLE
Provident Energy                 Common Stock       74386K104        1,364    143,900      SH                 SOLE
Valero LP                        Common Stock       91913W104        4,713     79,300      SH                 SOLE
Kinder Morgan Mgmt LLC           Common Stock       49455U100        6,647    163,327      SH                 SOLE
Crosstex Energy LP               Common Stock       22765U102        2,918     88,467      SH                 SOLE
Energy Transfer Partners LP      Common Stock       29273R109       12,303    207,814      SH                 SOLE
Holly Energy Partners LP         Common Stock       435763107        4,131    119,900      SH                 SOLE
Inergy LP                        Common Stock       456615103       13,507    469,794      SH                 SOLE
K-Sea Transn Partners LP         Common Stock       48268Y101        2,930     83,290      SH                 SOLE
Markwest Energy Partners LP      Common Stock       570759100          243      5,000      SH                 SOLE
US Shipping Partners LP          Common Stock       903417103        5,509    201,800      SH                 SOLE
Kinder Morgan Energy Partners LP Common Stock       494550106          324      7,300      SH                 SOLE
Contangio Oil & Gas Co New       Common Stock       21075N204        1,308    180,700      SH                 SOLE
Denbury Res Inc New              Common Stock       247916208          275     10,000      SH                 SOLE
Compugen Limited                 Common Stock       M25722105          443     85,934      SH                 SOLE
Genitope Corp                    Common Stock       37229P507          995     58,402      SH                 SOLE
Luminex Corp Del                 Common Stock       55027E102        1,021    115,000      SH                 SOLE
Chiyoda Corporation              Common Stock       J06237101          365     50,000      SH                 SOLE
Peabody Energy Corp              Common Stock       704549104          405      5,000      SH                 SOLE


                                                      Column 8
                                             ----------------------------
                                                  Voting authority
                                             ---------- -------- --------
                                               Sole      Shared    None
                                             ---------- -------- --------
Copano Energy LLC                                X
Genesis Energy LP                                X
Magellan Midstream Partners LP                   X
Northern Border Partners LP                      X
Plains All American Pipeline LP                  X
Provident Energy                                 X
Valero LP                                        X
Kinder Morgan Mgmt LLC                           X
Crosstex Energy LP                               X
Energy Transfer Partners LP                      X
Holly Energy Partners LP                         X
Inergy LP                                        X
K-Sea Transn Partners LP                         X
Markwest Energy Partners LP                      X
US Shipping Partners LP                          X
Kinder Morgan Energy Partners LP                 X
Contangio Oil & Gas Co New                       X
Denbury Res Inc New                              X
Compugen Limited                                 X
Genitope Corp                                    X
Luminex Corp Del                                 X
Chiyoda Corporation                              X
Peabody Energy Corp                              X